Income Taxes (Tables)	12 Months Ended
Dec. 30, 2016
Income Taxes
Schedule of income related to continuing operations before provision for income taxes

($ in thousands)	2016	2015	2014
U.S. (loss) income	$(43,917)	$79,058	$(161,951)
Foreign income	73,629	30,724	196,469
Income before taxes	$29,712	$109,782	$34,518

Schedule of provision for income taxes

($ in thousands)	2016	2015	2014
Current income tax (benefit) expense:
Federal	$19,668	$5,138	$17,660
Foreign	16,975	15,356	14,318
State and local	3,985	8,106	5,797
Total current income tax expense	40,628	28,600	37,775
Deferred income tax (benefit) expense:
Federal	(42,810)	8,212	24,699
Foreign	(76,665)	(7,138)	(11,256)
State	(8,301)	(912)	(4,260)
Total deferred income tax benefit	(127,776)	162	9,183
Total income tax (benefit) expense	$(87,148)	$28,762	$46,958

Schedule of reconciliations of income tax computed at the U.S. federal statutory tax rate to effective income tax rate

($ in thousands)	2016	2015	2014
Pretax income	$29,712	$109,782	$34,518
Federal statutory rate	35%	35%	35%
Expected tax (benefit) expense	10,399	38,424	12,081
Reconciling items:
State income taxes, net of federal benefit	(599)	5,030	(3,901)
Compensation	(5,431)	—	—
Non-deductible goodwill impairment	—	—	8,881
Non-taxable reversal of purchase accounting accrual	—	—	(5,459)
Tax effect of noncontrolling interests	(1,544)	(3,205)	(1,557)
Permanent expenses	14,611	27,138	16,221
Foreign tax rate differential	(13,978)	(10,636)	10,765
Tax credits	880	(8,281)	(19,278)
Change in valuation allowance	(89,689)	3,146	35,008
Change in uncertain tax positions	4,698	(23,434)	5,460
Other	(6,495)	580	(11,263)
(Benefit) provision for income taxes	$(87,148)	$28,762	$46,958

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities

($ in thousands)	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$102,917	$121,599
Deferred gain, insurance and other	93,809	62,684
Credit carryovers	76,916	71,458
Accrued employee benefits	174,717	239,677
Total deferred tax assets	448,359	495,418
Valuation allowance	(46,044)	(210,391)
Net deferred tax assets	402,315	285,027
Deferred tax liabilities:
Investments in affiliates	(10,025)	(6,882)
Depreciation and amortization	(29,039)	(22,760)
Net deferred tax liabilities	(39,064)	(29,642)
Net deferred tax assets	$363,251	$255,385

Schedule of reconciliation of the beginning and ending amount of uncertain tax positions

A reconciliation of the beginning and ending amount of uncertain tax positions as of December 30, 2016 and December 25, 2015 is as follows (in thousands):

Balance at December 31, 2014	$48,561
Additions for current year tax positions	30,363
Additions for prior year tax positions	2,797
Reductions for prior year tax positions	(1,131)
Reductions as a result of settlement with tax authority	(19,862)
Reductions as a result of lapse of applicable statue of expirations	(1,486)
Balance at December 25, 2015	$59,242
Additions for current year tax positions	23,888
Additions for prior year tax positions	8,248
Reductions for prior year tax positions	(12,111)
Reductions as a result of settlement with tax authority	(2,136)
Reductions as a result of lapse of applicable statue of expirations	(283)
Balance at December 30, 2016	$76,848